SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense				¥ 105,877	¥ 59,843	¥ 64,165
Restricted shares
Number of Shares
Outstanding, beginning				24,525,620	12,910,080
Granted (in shares)				13,202,512	13,977,060	13,787,480
Vested (in shares)				(7,326,620)	(2,123,120)	(877,400)
Forfeited (in shares)				(891,008)	(238,400)
Outstanding, end			12,910,080	29,510,504	24,525,620	12,910,080
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning				¥ 5.3	¥ 6.0
Granted (in RMB per share)				14.5	5.2	¥ 6.1
Vested (in RMB per share)				6.0	8.5	8.6
Forfeited (in RMB per share)				5.9	6.8
Outstanding, end			¥ 6.0	¥ 9.3	¥ 5.3	¥ 6.0
Total share based compensation expense				¥ 89,804	¥ 56,237	¥ 4,697
Total unrecognized compensation expense				¥ 179,834
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 8 months 16 days
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	12,941,952	13,475,060	12,910,080